Land Use Right, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Oct. 28, 2020 CNY (¥) m²	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Land Use Right [Line Items]
Land use right, net		¥ 13,564		$ 2,079
Amortization expenses of land use right		91
Land use right future amortization expense, 2021		273
Land use right future amortization expense, 2022		273
Land use right future amortization expense, 2023		273
Land use right future amortization expense, 2024		273
Land use right future amortization expense, 2025		¥ 273
Wuhan, Hubei
Land Use Right [Line Items]
Land use right, net	¥ 13,655
Area of land | m²	33,599
Land Use Right Useful Life	50 years